SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Changes in Financial Statements Due to Error Corrections (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Related Disclosures [Abstract]
Deferred tax liability	$ 321,442				$ 642,013				$ 321,442	$ 642,013
Liabilities, Other than Long-term Debt, Noncurrent	283,969				261,931				283,969	261,931
Accumulated deficit	(4,781,245)				(4,136,897)				(4,781,245)	(4,136,897)
Accumulated other comprehensive loss	(340,094)				(386,233)				(340,094)	(386,233)
Total stockholders' equity (deficit)	(1,858,294)				(947,312)				(1,858,294)	(947,312)	$ (578,637)	$ (162,594)
Total Assets	4,670,782				5,708,370				4,670,782	5,708,370	6,295,975
Total Liabilities and Stockholders’ Deficit	4,670,782				5,708,370				4,670,782	5,708,370
Cash and cash equivalents	144,119				531,537				144,119	531,537	401,930	$ 175,147
Current assets	974,172				1,330,977				974,172	1,330,977
Noncontrolling interest	157,040				144,174				157,040	144,174
Income Statement [Abstract]
Revenue	728,404	$ 644,430	$ 671,588	$ 544,280	716,931	$ 667,255	$ 706,800	$ 588,836	2,588,702	2,679,822	2,806,204
Direct operating expenses (excludes depreciation and amortization)	370,592	357,946	352,017	329,212	352,412	361,660	361,987	342,260	1,409,767	1,418,319	1,485,835
Selling, general and administrative expenses (excludes depreciation and amortization)	128,616	128,539	126,117	115,941	126,889	126,164	135,567	126,801	499,213	515,421	527,821
Operating income	96,786	28,142	87,653	19,704	248,422	59,369	33,215	290,930	232,285	631,936	273,608
Interest expense, net	96,899	95,467	94,702	92,633	93,129	93,313	94,714	93,873	379,701	375,029	355,917
Loss before income taxes	(827,377)	(41,702)	17,378	(54,727)	144,901	(28,766)	(84,311)	203,552	(906,428)	235,376	(8,772)
Net income (loss)	(534,259)	(58,049)	(1,012)	(32,890)	104,981	(25,147)	(62,592)	140,635	(626,210)	157,877	(58,715)
Less amount attributable to noncontrolling interest	7,592	6,159	6,473	(2,086)	6,680	7,329	7,822	976	18,138	22,807	24,629
Net loss attributable to the Company	$ (541,851)	$ (64,208)	$ (7,485)	$ (30,804)	$ 98,301	$ (32,476)	$ (70,414)	$ 139,659	(644,348)	135,070	(83,344)
Foreign currency translation adjustments									43,341	23,357	(112,782)
Other comprehensive income									55,088	57,697	(121,687)
Comprehensive loss									(589,260)	192,767	(205,031)
Less amount attributable to noncontrolling interest									8,949	(8,038)	(10,885)
Comprehensive loss attributable to the Company									$ (598,209)	$ 200,805	$ (194,146)
Basic loss per share (in dollars per share)	$ (1.50)	$ (0.18)	$ (0.02)	$ (0.09)	$ 0.27	$ (0.09)	$ (0.20)	$ 0.39	$ (1.78)	$ 0.37	$ (0.23)
Diluted loss per share (in dollars per share)	$ (1.50)	$ (0.18)	$ (0.02)	$ (0.09)	$ 0.27	$ (0.09)	$ (0.20)	$ 0.39	$ (1.78)	$ 0.37	$ (0.23)
As Reported
Balance Sheet Related Disclosures [Abstract]
Deferred tax liability	$ 318,107				$ 638,705				$ 318,107	$ 638,705
Liabilities, Other than Long-term Debt, Noncurrent	270,415				259,311				270,415	259,311
Accumulated deficit	(4,765,514)				(4,125,798)				(4,765,514)	(4,125,798)
Accumulated other comprehensive loss	(338,936)				(386,658)				(338,936)	(386,658)
Total stockholders' equity (deficit)	(1,841,405)				(930,926)				(1,841,405)	(930,926)
Total Assets					5,718,828					5,718,828
Total Liabilities and Stockholders’ Deficit					5,718,828					5,718,828
Cash and cash equivalents					541,995					541,995
Current assets					1,341,435					1,341,435
Noncontrolling interest					149,886					149,886
Income Statement [Abstract]
Revenue									2,591,265	2,688,884
Direct operating expenses (excludes depreciation and amortization)									1,402,765	1,422,058	$ 1,494,902
Selling, general and administrative expenses (excludes depreciation and amortization)									508,637	515,202	531,504
Operating income									232,426	637,478	260,858
Interest expense, net									381,149	374,892	355,669
Loss before income taxes									(907,735)	241,055	(21,274)
Net income (loss)									(627,517)	164,399	(71,217)
Less amount attributable to noncontrolling interest									12,199	23,002	24,764
Net loss attributable to the Company									(639,716)	141,397	(95,981)
Foreign currency translation adjustments									45,151	22,408	(112,729)
Other comprehensive income									56,898	56,748	(121,634)
Comprehensive loss									(582,818)	198,145	(217,615)
Less amount attributable to noncontrolling interest									9,176	(8,427)	(11,154)
Comprehensive loss attributable to the Company									$ (591,994)	$ 206,572	$ (206,461)
Basic loss per share (in dollars per share)									$ (1.77)	$ 0.39	$ (0.27)
Diluted loss per share (in dollars per share)									$ (1.77)	$ 0.39	$ (0.27)
Correction
Balance Sheet Related Disclosures [Abstract]
Deferred tax liability	3,335				3,308				$ 3,335	$ 3,308
Liabilities, Other than Long-term Debt, Noncurrent	13,554				2,620				13,554	2,620
Accumulated deficit	(15,731)				(11,099)				(15,731)	(11,099)
Accumulated other comprehensive loss	(1,158)				425				(1,158)	425
Total stockholders' equity (deficit)	$ (16,889)				(16,386)				(16,889)	(16,386)
Total Assets					(10,458)					(10,458)
Total Liabilities and Stockholders’ Deficit					(10,458)					(10,458)
Cash and cash equivalents					(10,458)					(10,458)
Current assets					(10,458)					(10,458)
Noncontrolling interest					$ (5,712)					(5,712)
Income Statement [Abstract]
Revenue									(2,563)	(9,062)
Direct operating expenses (excludes depreciation and amortization)									7,002	(3,739)	$ (9,067)
Selling, general and administrative expenses (excludes depreciation and amortization)									(9,424)	219	(3,683)
Operating income									(141)	(5,542)	12,750
Interest expense, net									(1,448)	137	248
Loss before income taxes									1,307	(5,679)	12,502
Net income (loss)									1,307	(6,522)	12,502
Less amount attributable to noncontrolling interest									5,939	(195)	(135)
Net loss attributable to the Company									(4,632)	(6,327)	12,637
Foreign currency translation adjustments									(1,810)	949	(53)
Other comprehensive income									(1,810)	949	(53)
Comprehensive loss									(6,442)	(5,378)	12,584
Less amount attributable to noncontrolling interest									(227)	389	269
Comprehensive loss attributable to the Company									$ (6,215)	$ (5,767)	$ 12,315
Basic loss per share (in dollars per share)									$ (0.01)	$ (0.02)	$ 0.04
Diluted loss per share (in dollars per share)									$ (0.01)	$ (0.02)	$ 0.04